Financial risk management - Credit risk (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Details of credit risk
Number of days for payment that specific agreements may go beyond	30 days
Trade receivables	£ 78,967,000	£ 70,774,000
Transfer fees receivable	£ 50,418,000	43,153,000
Percentage of provision for trade receivables that are past due and impaired	100.00%
Minimum
Details of credit risk
Credit term for other sales	14 days
Maximum
Details of credit risk
Credit term for other sales	30 days
Cost / gross value
Details of credit risk
Trade receivables	£ 91,207,000	75,745,000
Trade receivables | Cost / gross value
Details of credit risk
Financial assets	91,207,000	75,745,000
Trade receivables | Cost / gross value | Neither past due nor impaired
Details of credit risk
Financial assets	64,434,000	58,579,000
Trade receivables | Cost / gross value | Past due, not impaired
Details of credit risk
Financial assets	14,533,000	12,195,000
Trade receivables | Cost / gross value | Not past due, impaired
Details of credit risk
Financial assets	110,000	549,000
Trade receivables | Cost / gross value | Past due, impaired
Details of credit risk
Financial assets	£ 12,130,000	£ 4,422,000